Taxation - Schedule of Difference Between Income Taxes Computed at the Singapore Statutory Rate (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Difference Between Income Taxes Computed at the Singapore Statutory Rate [Line Items]
Loss before income taxes	$ (12,812,567)	$ (11,271,548)
Income tax expenses computed at statutory EIT rate, amount	$ (2,178,136)	$ (1,916,163)
Income tax expenses computed at statutory EIT rate, percent	17.00%	17.00%
Foreign tax effects:
Non-deductible expenses, amount	$ 1,258,857	$ 3,605
Non-deductible expenses, percent	(9.80%)	0.00%
Change in valuation allowance, amount	$ 805,664	$ 746,968	$ 2,745,227
Change in valuation allowance, percent	(6.30%)	(6.70%)
Income tax expenses/(benefits), amount	$ (85,269)
Income tax expenses/(benefits), percent	0.70%	0.00%
Singapore [Member]
Schedule of Difference Between Income Taxes Computed at the Singapore Statutory Rate [Line Items]
Loss before income taxes	$ (12,144,243)	$ (4,415,133)
Singapore statutory tax rate, percent	17.00%	17.00%
Foreign tax effects:
Income tax expenses/(benefits), amount
Cayman [Member]
Schedule of Difference Between Income Taxes Computed at the Singapore Statutory Rate [Line Items]
Loss before income taxes	(384,095)	(6,856,415)
Foreign tax effects:
Statutory tax rate diﬀerence, amount	$ 65,296	$ 1,165,590
Statutory tax rate diﬀerence, percent	(0.50%)	(10.30%)
Income tax expenses/(benefits), amount
DRC [Member]
Schedule of Difference Between Income Taxes Computed at the Singapore Statutory Rate [Line Items]
Loss before income taxes	$ (284,229)
Singapore statutory tax rate, percent	30.00%
Foreign tax effects:
Statutory tax rate diﬀerence, amount	$ (36,950)
Statutory tax rate diﬀerence, percent	0.30%	0.00%
Income tax expenses/(benefits), amount	$ (85,269)